Employee Benefit Plans (Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Number of Shares, Outstanding, beginning balance (in shares)	7.6	10.5	13.7
Number of Shares, Granted (in shares)	0.0	0.5	3.0
Number of Shares, Exercised (in shares)	(2.4)	(3.0)	(5.5)
Number of Shares, Forfeited or expired (in shares)	(0.2)	(0.4)	(0.7)
Number of Shares, Outstanding, ending balance (in shares)	5.0	7.6	10.5
Number of Shares, Exercisable (in shares)	3.1
Weighted Average Exercise Price per Share
Weighted Average Exercise Price per Share, Outstanding, beginning balance (in dollars per share)	$ 29.49	$ 28.91	$ 27.51
Weighted Average Exercise Price per Share, Granted (in dollars per share)	0.00	33.76	31.21
Weighted Average Exercise Price per Share, Exercised (in dollars per share)	28.14	27.98	26.48
Weighted Average Exercise Price per Share, Forfeited or expired (in dollars per share)	30.39	31.02	30.02
Weighted Average Exercise Price per Share, Outstanding, ending balance(in dollars per share)	30.08	$ 29.49	$ 28.91
Weighted Average Exercise Price per Share, Exercisable (in dollars per share)	$ 29.41
Weighted Average Remaining Contractual Term (years), Outstanding	3 years 2 months 12 days
Weighted Average Remaining Contractual Term (years), Exercisable	2 years 7 months 6 days
Aggregate Intrinsic Value, Exercised	$ 31.2	$ 24.5	$ 36.0
Aggregate Intrinsic Value, Outstanding	69.7
Aggregate Intrinsic Value, Exercisable	$ 45.4